RELATED PARTY TRANSACTION (Details) (Board of Directors Chairman [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 28,100
Compensation	$ 324,000	$ 494,000	$ 498,000
Percent of EBITDA entitlement	4.00%